UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
February 28, 2011 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--13.0%
Best Buy	72,300	2,330,952
Discovery Communications, Cl. C	43,900a	1,671,273
Gap	179,150	4,036,249
Garmin	65,150b	2,211,842
Limited Brands	118,600	3,797,572
McDonald's	29,075	2,200,396
McGraw-Hill	76,100	2,943,548
New York Times, Cl. A	293,800a	3,055,520
Starbucks	125,100	4,125,798
Target	43,900	2,306,945
TJX	81,325	4,055,678
Weight Watchers International	29,950	1,830,844
		34,566,617
Consumer Staples--11.6%
Church & Dwight	45,050	3,398,572
Costco Wholesale	76,775	5,742,002
Estee Lauder, Cl. A	41,200	3,889,692
Hershey	53,600	2,804,352
Kimberly-Clark	22,325	1,471,218
PepsiCo	50,850	3,224,907
Procter & Gamble	106,450	6,711,673
Whole Foods Market	61,600	3,607,296
		30,849,712
Energy--7.1%
Cenovus Energy	80,925	3,148,792
Devon Energy	53,200	4,864,608
EnCana	58,125	1,891,387
Exterran Holdings	111,000a	2,519,700
Forest Oil	94,000a	3,336,060
Nexen	99,775	2,724,855
Venoco	26,077a	481,121
		18,966,523
Financial--13.7%

Berkshire Hathaway, Cl. B	37,300a	3,255,544
Comerica	78,900	3,069,210
Discover Financial Services	101,375	2,204,906
First Horizon National	191,679	2,204,308
Franklin Resources	23,100	2,901,822
International Bancshares	131,400	2,508,426
Investment Technology Group	86,850a	1,663,178
Nasdaq OMX Group	82,600a	2,363,186
PNC Financial Services Group	73,200	4,516,440
State Street	42,800	1,914,016
T. Rowe Price Group	48,700	3,261,926
Travelers	45,975	2,755,282
Waddell & Reed Financial, Cl. A	95,200	3,844,176
		36,462,420
Health Care--13.6%
Aetna	95,900	3,582,824
Allergan	39,900	2,959,383
Amgen	62,125a	3,188,876
AstraZeneca, ADR	45,775b	2,250,757
Becton Dickinson & Co.	33,750	2,700,000
Biogen Idec	40,900a	2,797,560
Gilead Sciences	65,250a	2,543,445
Humana	45,550a	2,961,205
Johnson & Johnson	103,500	6,359,040
Kinetic Concepts	48,650a	2,382,391
Life Technologies	57,900a	3,090,123
Novartis, ADR	24,525	1,380,022
		36,195,626
Industrial--8.6%
3M	50,775	4,682,978
Brink's	44,400	1,370,628
Cummins	17,600	1,779,712
Donaldson	24,575	1,383,572
Emerson Electric	91,225	5,442,484
Equifax	41,375	1,479,156
Ryder System	41,650	1,992,120
United Technologies	55,050	4,598,877
		22,729,527
Information Technology--24.2%
Accenture, Cl. A	92,100	4,741,308

Apple	22,075a	7,797,111
Avnet	48,450a	1,657,474
CA	81,500	2,019,570
Cisco Systems	102,125a	1,895,440
EMC	183,025a	4,980,110
Google, Cl. A	9,800a	6,011,320
Intel	185,100	3,974,097
International Business Machines	50,650	8,199,222
Microsoft	347,100	9,225,918
National Semiconductor	115,300	1,787,150
Oracle	114,675	3,772,808
QUALCOMM	76,700	4,569,786
Symantec	83,750a	1,510,013
Western Union	98,175	2,158,868
		64,300,195
Materials--3.4%
Alcoa	315,200	5,311,120
Schnitzer Steel Industries, Cl. A	32,750	2,102,550
Worthington Industries	76,200	1,475,232
		8,888,902
Telecommunications--1.3%
Metropcs Communications	234,200a	3,372,480
Utilities--2.7%
NextEra Energy	53,275	2,955,164
Sempra Energy	60,775	3,235,053
WGL Holdings	28,625	1,087,750
		7,277,967
Total Common Stocks
(cost $216,273,066)		263,609,969

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,945,000)	1,945,000[c]	1,945,000
Investment of Cash Collateral for
Securities Loaned--1.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund

(cost $4,021,881)	4,021,881[c]	4,021,881
Total Investments (cost $222,239,947)	101.4%	269,576,850
Liabilities, Less Cash and Receivables	(1.4%)	(3,683,631)
Net Assets	100.0%	265,893,219

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At February 28, 2011, the value of the fund's securities on loan was $4,016,315 and the value of the collateral held by the fund was $4,021,881.
c	Investment in affiliated money market mutual fund.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $222,239,947. Net unrealized appreciation on investments was $47,336,903 of which $54,401,758 related to appreciated investment securities and $7,064,855 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	24.2
Financial	13.7
Health Care	13.6
Consumer Discretionary	13.0
Consumer Staples	11.6
Industrial	8.6
Energy	7.1
Materials	3.4
Utilities	2.7
Money Market Investments	2.2
Telecommunications	1.3
101.4
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	252,214,156		-	- 252,214,156
Equity Securities - Foreign+	11,395,813		-	- 11,395,813
Mutual Funds	5,966,881		-	- 5,966,881
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date: April 26, 2011

                                                                  EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)